Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share:
Earnings Per Share

Note 18. Income (loss) Per Share

Income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares outstanding during the year. Diluted income (loss) per share is computed in a manner consistent with that of basic loss per share while giving effect to all potentially dilutive common shares that were outstanding during the period.

Income (loss) per share for the years ended December 31, 2011, 2010 and 2009 is calculated as follows (in thousands of Korean won, except for per share amount and number of shares):

	2011	2010	2009
Basic earnings per shares
Net income (loss)	~~W~~ 171,962	~~W~~ (1,413,358)	~~W~~ (2,497,408)
Net income (loss) applicable to common shareholders	171,962	(1,413,358)	(2,497,408)
Weighted average common shares outstanding-basic	36,483,197	35,094,156	35,094,156
Basic earnings per share	5	(40)	(71)

The Company has potentially dilutive common shares as of December 31, 2007, 2005 and 2004, however there were no dilutive effects as of December 31, 2011, 2010 and 2009. Therefore, income (loss) per share is same as the diluted income (loss) per share.